Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (776,798)	€ (861,470)
Current Portion	(200,213)	(222,427)
Non-current Portion	(576,585)	(639,043)
Office Lease
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (776,798)	€ (861,470)